THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND OCTOBER 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.6%
	Shares	Value
Austria — 1.8%
ANDRITZ	17,823	$1,076,028

Brazil — 2.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	53,416	848,780
Cia de Saneamento de Minas Gerais Copasa MG	155,900	620,267
		1,469,047
Canada — 2.9%
Stantec	21,220	1,721,253

China — 2.0%
Beijing Enterprises Water Group	1,311,355	390,440
China Water Affairs Group	595,730	363,027
Guangdong Investment	627,125	399,214
		1,152,681
France — 6.5%
Veolia Environnement	117,627	3,734,618

Germany — 0.7%
Norma Group	30,377	421,178

Italy — 1.4%
Hera	220,875	844,968

Japan — 5.5%
Kubota	63,200	807,512
Kurita Water Industries	52,110	1,954,372
TOTO	17,600	491,037
		3,252,921
Mexico — 0.4%
Orbia Advance	276,580	253,365

Netherlands — 3.0%
Aalberts	27,193	981,267
Arcadis	10,616	735,091
		1,716,358
South Korea — 2.4%
Coway	30,599	1,397,978

Switzerland — 2.0%
Georg Fischer	16,363	1,187,296

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND OCTOBER 31, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United Kingdom — 15.8%
Costain Group	339,161	$457,014
Halma	52,068	1,663,357
Pennon Group	192,859	1,352,250
Severn Trent	45,250	1,496,978
United Utilities Group	194,600	2,568,237
Weir Group	63,590	1,712,493
		9,250,329
United States — 49.6%
A O Smith	19,524	1,466,252
Advanced Drainage Systems	4,851	727,068
AECOM	16,512	1,763,482
American Water Works	14,486	2,000,661
Core & Main, Cl A *	34,146	1,511,985
Ecolab	4,412	1,084,161
Essential Utilities	66,563	2,569,332
Ferguson Enterprises	4,532	891,626
Fortune Brands Innovations	9,132	760,970
IDEX	11,774	2,527,171
Itron *	9,096	1,016,569
Lindsay	5,665	678,101
Masco	3,636	290,553
Pentair	13,679	1,355,862
Roper Technologies	3,287	1,767,519
SJW Group	34,553	1,923,220
Tetra Tech	13,999	684,271
Toro	14,538	1,170,018
Valmont Industries	2,952	920,079
Veralto *	10,865	1,110,328
Xylem	21,343	2,599,151
Zurn Elkay Water Solutions	4,942	178,406
		28,996,785
TOTAL COMMON STOCK
(Cost $45,326,607)		56,474,805
TOTAL INVESTMENTS — 96.6%
(Cost $45,326,607)		$56,474,805

Percentages are based on Net Assets of $58,481,002.

*	Non-income producing security.

ADR	American Depositary Receipt
Cl	Class

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND OCTOBER 31, 2024 (UNAUDITED)

KBI-QH-001-1300